Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest
Beginning Balance at Dec. 31, 2012	$ 6,731	$ 4	$ 1,718	$ 3,410	$ 1,252	$ 6,384	$ 347
Comprehensive income (loss):
Net income (loss)	1,028			1,110		1,110	(82)
Other comprehensive income (loss)	(670)				(670)	(670)
Total comprehensive income (loss)	358			1,110	(670)	440	(82)
Change in noncontrolling interest	415						415
Ending Balance at Dec. 31, 2013	7,504	4	1,718	4,520	582	6,824	680
Comprehensive income (loss):
Net income (loss)	16			110		110	(94)
Other comprehensive income (loss)	462				462	462
Total comprehensive income (loss)	478			110	462	572	(94)
Change in noncontrolling interest	54						54
Ending Balance at Dec. 31, 2014	8,036	4	1,718	4,630	1,044	7,396	640
Comprehensive income (loss):
Net income (loss)	935			1,031		1,031	(96)
Other comprehensive income (loss)	(677)				(677)	(677)
Total comprehensive income (loss)	258			1,031	(677)	354	(96)
Change in noncontrolling interest	100						100
Ending Balance at Dec. 31, 2015	$ 8,394	$ 4	$ 1,718	$ 5,661	$ 367	$ 7,750	$ 644